Equity - Schedule of Changes in Currency Translation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Opening balance	€ (3,621)		€ (4,362)
Closing balance	(4,013)	[1]	(3,621)	€ (4,362)
Currency translation reserve [member]
Disclosure of reserves within equity [Line Items]
Opening balance	(2,043)		(1,663)	(770)
Unrealised revaluations	(134)		71	192
Realised gains/losses transferred to the statement of profit or loss	(138)
Exchange rate differences	236		(451)	(1,085)
Closing balance	€ (2,079)		€ (2,043)	€ (1,663)

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.